EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY
Schedule of reconciliations of common and preferred outstanding shares

	2019		2018		2017
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,124,233,755	571,929,945	1,137,327,184	571,929,945	1,137,018,570
Acquisition of Treasury shares	—	—	—	(16,000,000)	—	—
Exercise of stock options	—	2,777,072	—	1,597,235	—	308,614
Transfer of shares	—	—	—	1,309,336	—	—
Balance at the end of the year	571,929,945	1,127,010,827	571,929,945	1,124,233,755	571,929,945	1,137,327,184

Schedule of ownership of shares

	Shareholders
	2019
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	69,852,184	6.1	627,751,085	36.5
Brazilian institutional investors	3,068,614	0.5	241,698,143	21.1	244,766,757	14.2
Foreign institutional investors	3,875,655	0.7	427,735,548	37.3	431,611,203	25.1
Other shareholders	7,086,775	1.2	387,724,952	33.8	394,811,727	23.0
Treasury stock	1,697,538	0.3	19,020,418	1.7	20,717,956	1.2
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2018
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	95,469,922	8.3	653,368,823	38.0
Brazilian institutional investors	2,383,207	0.4	224,073,547	19.6	226,456,754	13.2
Foreign institutional investors	4,836,488	0.8	410,387,290	35.8	415,223,778	24.1
Other shareholders	6,811,349	1.2	394,302,996	34.4	401,114,345	23.3
Treasury stock	1,697,538	0.3	21,797,490	1.9	23,495,028	1.4
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

	Shareholders
	2017
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	557,898,901	97.3	95,471,131	8.3	653,370,032	38.0
Brazilian institutional investors	254,785	0.0	155,227,424	13.5	155,482,209	9.0
Foreign institutional investors	7,254,556	1.3	708,109,387	61.8	715,363,943	41.6
Other shareholders	6,521,703	1.1	178,519,242	15.6	185,040,945	10.8
Treasury stock	1,697,538	0.3	8,704,061	0.8	10,401,599	0.6
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

*Metalúrgica Gerdau S.A. is the controlling shareholder and Cindac - Empreendimentos e Participações is the ultimate controlling shareholder of the Company.

Schedule of changes in treasury stocks

	2019
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	21,797,490	279,869
Exercise of long-term incentive plan	—	—	(2,777,072)	(37,884)
Closing balance	1,697,538	557	19,020,418	241,985

	2018
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	8,704,061	75,528
Repurchases	—	—	16,000,000	243,396
Exercise of long-term incentive plan	—	—	(1,597,235)	(27,433)
Transfer of shares	—	—	(1,309,336)	(11,622)
Closing balance	1,697,538	557	21,797,490	279,869

	2017
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	9,012,675	98,189
Exercise of long-term incentive plan	—	—	(308,614)	(22,661)
Closing balance	1,697,538	557	8,704,061	75,528

Schedule of effects of interest changes in subsidiaries

	December 31, 2019
	Attributed to parent company’s	Non-controlling
	interest	interests	Total
(i) Other changes	—	(1,586)	(1,586)
Effects of interest changes in subsidiaries	—	(1,586)	(1,586)

	December 31, 2018
	Attributed to parent company’s	Non-controlling
	interest	interests	Total
(i) Other changes	—	(85,483)	(85,483)
Effects of interest changes in subsidiaries	—	(85,483)	(85,483)

	December 31, 2017
	Attributed to parent company’s	Non-controlling
	interest	interests	Total
(i) Other changes	—	(21,698)	(21,698)
Effects of interest changes in subsidiaries	—	(21,698)	(21,698)

(i)Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

Schedule of dividend amounts considered as distributed using the balance of the Investments and Working Capital Reserve

	2019	2018	2017
Net income (loss)	1,203,736	2,303,868	(359,360)
Constitution of legal reserve	(55,876)	(115,193)	—
Constitution of the tax incentives reserve	(86,216)	(17,051)	—
Net income (loss) before dividends and interest on capital	1,061,644	2,171,624	(359,360)
Dividends and interest on capital	(356,539)	(765,339)	—
Net income (loss) before constitution of investments and working capital reserve	705,105	1,406,285	(359,360)
Constitution of investments and working capital reserve	(705,105)	(1,406,285)	—
Absorption of net loss by investments and working capital reserve	—	—	359,360

Schedule of dividends and interest on capital

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2019	2018	2017
1st quarter	Dividends	0.07	1,697,180	05/17/2019	05/29/2019	118,803	—	—
1st quarter	Interest					—	136,152	—
2nd quarter	Dividends	0.07	1,697,390	08/16/2019	08/28/2019	118,817	—	34,184
2nd quarter	Interest					—	238,293	—
3rd quarter	Dividends	0.04	1,698,774	11/11/2019	11/25/2019	67,951	221,278	51,278
4th quarter	Dividends	0.03	1,698,941	02/28/2020	03/11/2020	50,968	169,616	51,020
Interest and Dividends						356,539	765,339	136,482
Credit per share (R$)						0.21	0.45	0.08